Information Regarding Geographical Area and Major Customers - Geographical (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total product sales	€ 39,825	€ 27,630	€ 21,734
Percentage of revenue	100.00%	100.00%	100.00%
UK [Member]
Segment Reporting Information [Line Items]
Total product sales	21,453	13,290	12,155
Percentage of revenue	54.00%	48.00%	56.00%
Korea [Member]
Segment Reporting Information [Line Items]
Total product sales	4,951	3,455	3,402
Percentage of revenue	12.00%	13.00%	16.00%
Spain [Member]
Segment Reporting Information [Line Items]
Total product sales	2,955	2,054	1,137
Percentage of revenue	7.00%	7.00%	5.00%
Turkey [Member]
Segment Reporting Information [Line Items]
Total product sales	2,850	2,671	917
Percentage of revenue	7.00%	10.00%	4.00%
United States [Member]
Segment Reporting Information [Line Items]
Total product sales	2,645	2,226	2,622
Percentage of revenue	7.00%	8.00%	12.00%
Australia [Member]
Segment Reporting Information [Line Items]
Total product sales	1,922	1,344	840
Percentage of revenue	5.00%	5.00%	4.00%
Sweden [Member}
Segment Reporting Information [Line Items]
Total product sales	1,747	997	0
Percentage of revenue	5.00%	4.00%	0.00%
Italy [Member]
Segment Reporting Information [Line Items]
Total product sales	382	769	599
Percentage of revenue	1.00%	3.00%	3.00%
Israel [Member]
Segment Reporting Information [Line Items]
Total product sales	76	152	62
Percentage of revenue	0.00%	1.00%	0.00%
Other [Member]
Segment Reporting Information [Line Items]
Total product sales	€ 844	€ 672	€ 0
Percentage of revenue	2.00%	1.00%	0.00%